INTEREST -BEARING LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
INTEREST BEARING LOANS AND BORROWINGS
Schedule of interest bearing loans and borrowings

	December 31,	December 31,
	2021	2020
Long-term loans and borrowings

Lease liabilities (Note 20 (b))	12,594,455	7,086,151

Medium-term notes and bonds (Note 19(b))
– Unsecured	19,222,586	18,975,379

Long-term bank and other loans (Note 19(a))
– Secured (Note 19(f))	11,008,215	9,216,299
– Guaranteed (Note 19(e))	3,132,529	4,846,446
– Unsecured	27,984,442	28,951,819
	42,125,186	43,014,564
Total long-term loans and borrowings	73,942,227	69,076,094

Current portion of lease liabilities	(987,664)	(828,272)

Current portion of medium-term notes and bonds	(2,999,599)	(7,100,711)

Current portion of long-term bank and other loans	(5,859,115)	(3,629,014)
	(9,846,378)	(11,557,997)

Non-current portion of long-term loans and borrowings	64,095,849	57,518,097

	December 31,	December 31,
	2021	2020
Short-term loans and borrowings
Bank and other loans (Note 19(c))
– Secured (Note 19(f))	513,100	863,738
– Guaranteed (Note 19(e))	—	50,000
– Unsecured	8,706,230	19,824,292

	9,219,330	20,738,030

Short-term bonds, unsecured (Note 19(d))	5,440,414	2,411,256
Current portion of lease liabilities	987,664	828,272
Current portion of medium-term notes and bonds	2,999,599	7,100,711
Current portion of long-term bank and other loans	5,859,115	3,629,014
	15,286,792	13,969,253

Total short-term borrowings and current portion of long-term loans and borrowings	24,506,122	34,707,283

Schedule of maturity of long-term bank and other loans

	Loans from banks and other				Total of long-term bank and
	financial institutions		Other loans		other loans
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020

Within 1 year	5,856,967	3,626,564	2,148	2,450	5,859,115	3,629,014
Between 1 and 2 years	11,835,504	6,700,238	2,148	2,450	11,837,652	6,702,688
Between 2 and 5 years	9,764,992	15,630,738	6,445	7,350	9,771,437	15,638,088
Over 5 years	14,656,982	17,042,324	—	2,450	14,656,982	17,044,774

	42,114,445	42,999,864	10,741	14,700	42,125,186	43,014,564

Schedule of interest-bearing loans and borrowings in which the Group received guarantees

Guarantors	December 31,	December 31,
	2021	2020
Long-term loans
The Company	1,053,744	2,092,761
Baotou Aluminum Limited Company(包頭鋁業有限公司) and Baotou Communications Investment Group Limited Company(包頭交通投資集團有限公司) (i)	825,000	1,137,500
Ningxia Energy (ii)	935,000	1,134,400
The Company and COSCO SHIPPING BULK Limited company (中遠海運散貨運輸有限公司) (iii)	318,785	318,785
Yinyi Fengdian, Neimenggu, Alashan (ii)	—	144,000
Yinxing Energy (ii)	—	19,000
	3,132,529	4,846,446
Short-term loans
Ningxia Energy (ii)	—	50,000
	3,132,529	4,896,446

Notes:

(i)	The guarantors are a subsidiary of the Company and a related party respectively.
(ii)	The guarantor is a subsidiary of the Company.

19      INTEREST-BEARING LOANS AND BORROWINGS (CONTINUED)

(e)     Guaranteed interest-bearing loans and borrowings (Continued)

(iii)	The joint guarantors are the Company and a third party.

Medium-term notes and bonds and long-term bonds and private placement notes
INTEREST BEARING LOANS AND BORROWINGS
Schedule of interest bearing loans and borrowings

		Effective	December 31,	December 31,
	Face value /maturity	interest rate	2021	2020
2018 Medium-term notes	2,000,000RMB/2021	5.84%	—	1,998,802
2019 Medium-term notes	2,000,000RMB/2024	4.31%	1,989,090	1,985,264
2020 Medium-term notes	900,000RMB/2023	3.04%	898,866	897,972
2021 Medium-term notes	1,000,000RMB/2024	3.21%	997,028	—
2018 Medium-term bonds	1,100,000RMB/2021	4.66%	—	1,099,284
2018 Medium-term bonds	900,000RMB/2023	5.06%	899,323	898,807
2018 Medium-term bonds	1,400,000RMB/2021	4.30%	—	1,398,160
2018 Medium-term bonds	1,600,000RMB/2023	4.57%	1,597,988	1,597,071
2019 Medium-term bonds	2,000,000RMB/2022	3.84%	1,999,809	1,999,196
2019 Medium-term bonds	2,000,000RMB/2029	4.57%	1,997,440	1,997,265
2019 Medium-term bonds	1,000,000RMB/2022	3.52%	999,790	999,623
2020 Medium-term bonds	500,000RMB/2025	3.31%	499,876	499,853
2020 Medium-term bonds	1,000,000RMB/2023	3.07%	999,787	999,617
2018 Hong Kong Medium-term bonds	400,000USD/2021	5.25%	—	2,604,465
2021 Hong Kong Medium-term bonds	500,000USD/2024	1.74%	3,173,180	—
2021 Hong Kong Medium-term bonds	500,000USD/2026	2.24%	3,170,409	—

			19,222,586	18,975,379

Short-term bonds
INTEREST BEARING LOANS AND BORROWINGS
Schedule of interest bearing loans and borrowings

		Effective	December 31,	December 31,
	Face value /maturity	interest rate	2021	2020

short-term bonds	400,000RMB/2021	2.46%	—	405,997
short-term bonds	500,000RMB/2021	1.52%	—	501,781
short-term bonds	1,000,000RMB/2021	2.45%	—	1,002,925
short-term bonds	500,000RMB/2021	1.61%	—	500,553
short-term bonds	400,000RMB/2022	2.70%	406,036	—
short-term bonds	2,000,000RMB/2022	2.59%	2,022,571	—
short-term bonds	1,000,000RMB/2022	2.55%	1,006,240	—
short-term bonds	2,000,000RMB/2022	2.80%	2,005,567	—

			5,440,414	2,411,256